(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Bank balances	R$ 450,622	R$ 422,968
Total	1,937,163	1,891,457	R$ 3,249,642	R$ 6,164,997
Unconsolidated [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Bank balances	2,195	2,824
Investment funds	31,714	76,540
Total	R$ 33,909	R$ 79,364	R$ 6,581	R$ 64,973